INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Finished product	$ 2,688	$ 2,006
Work-in-process	114,468	47,521
Parts and supplies	57,230	27,802
Total inventories	174,386	77,329
Current	115,810	57,943
Non-current	$ 58,576	$ 19,386